VIA EDGAR

January 5, 1998


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:     GE LifeStyle Funds
        Securities Act File No. 333-07905
        Investment Company Act File No. 811-07701

Ladies and Gentlemen:

     I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the form of prospectus and statement of additional information dated December 30, 1997 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

     Should members of the staff of the Commission have any questions regarding this certification, they should please call the undersigned at (203) 326-2363 or Matthew J. Simpson at (203) 326-4207.

                                                  Very truly yours,

                                                  /s/ Kathleen A. Leo, Esq.
                                                  ------------------------------
                                                  Kathleen A. Leo, Esq.

cc:     Matthew J. Simpson, Esq.
        Burton M. Leibert, Esq.